Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS Capital Growth VIP
	Shares	Value ($)

Common Stocks 98.9%
Communication Services 11.9%
Entertainment 3.9%
Activision Blizzard, Inc.	122,135	9,784,235
Live Nation Entertainment, Inc.*	80,633	9,485,666
Netflix, Inc.*	24,145	9,044,475
Spotify Technology SA*	43,889	6,628,117
Walt Disney Co.*	50,793	6,966,768
		41,909,261
Interactive Media & Services 7.1%
Alphabet, Inc. "A"*	10,276	28,581,152
Alphabet, Inc. "C"*	11,012	30,756,406
Match Group, Inc.*	84,340	9,171,132
Meta Platforms, Inc. "A"*	35,656	7,928,468
		76,437,158
Wireless Telecommunication Services 0.9%
T-Mobile U.S., Inc.*	81,980	10,522,133
Consumer Discretionary 12.5%
Diversified Consumer Services 1.2%
Chegg, Inc.*	103,498	3,754,907
Terminix Global Holdings, Inc.*	200,528	9,150,093
		12,905,000
Hotels, Restaurants & Leisure 1.1%
McDonald's Corp.	25,124	6,212,663
Planet Fitness, Inc. "A"*	73,104	6,175,826
		12,388,489
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.*	16,707	54,463,985
Multiline Retail 0.6%
Dollar General Corp.	26,755	5,956,466
Specialty Retail 3.1%
Burlington Stores, Inc.*	15,852	2,887,759
CarMax, Inc.*	84,705	8,172,338
Home Depot, Inc.	75,001	22,450,049
		33,510,146
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica, Inc.*	24,815	9,063,182
NIKE, Inc. "B"	50,333	6,772,809
		15,835,991
Consumer Staples 2.1%
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	29,106	16,760,690

Personal Products 0.6%
Estee Lauder Companies, Inc. "A"	23,434	6,381,547
Financials 5.3%
Capital Markets 1.6%
Intercontinental Exchange, Inc.	125,619	16,596,782
Consumer Finance 1.0%
American Express Co.	39,049	7,302,163
SoFi Technologies, Inc.* (a)	399,461	3,774,907
		11,077,070
Insurance 2.7%
Progressive Corp.	256,066	29,188,963
Health Care 12.5%
Biotechnology 0.3%
Exact Sciences Corp.* (a)	46,823	3,273,864
Health Care Equipment & Supplies 4.3%
DexCom, Inc.*	39,547	20,232,245
Hologic, Inc.*	178,485	13,711,218
Intuitive Surgical, Inc.*	27,269	8,226,512
The Cooper Companies, Inc.	10,983	4,586,391
		46,756,366
Health Care Providers & Services 0.5%
agilon health, Inc.* (a)	220,271	5,583,870
Life Sciences Tools & Services 6.1%
Charles River Laboratories International, Inc.*	28,330	8,044,870
Danaher Corp.	72,918	21,389,037
Thermo Fisher Scientific, Inc.	60,834	35,931,602
		65,365,509
Pharmaceuticals 1.3%
Zoetis, Inc.	71,300	13,446,467
Industrials 8.4%
Aerospace & Defense 0.4%
TransDigm Group, Inc.*	6,226	4,056,488
Building Products 0.4%
Trex Co., Inc.*	61,566	4,022,107
Electrical Equipment 2.4%
AMETEK, Inc.	116,824	15,558,621
Generac Holdings, Inc.*	34,170	10,157,374
		25,715,995
Industrial Conglomerates 0.8%
Roper Technologies, Inc.	19,062	9,001,648
Machinery 0.5%
Deere & Co.	14,442	6,000,073

Professional Services 2.6%
TransUnion	152,016	15,709,334
Verisk Analytics, Inc.	56,356	12,095,688
		27,805,022
Road & Rail 1.0%
Norfolk Southern Corp.	26,358	7,517,829
Uber Technologies, Inc.*	109,598	3,910,456
		11,428,285
Trading Companies & Distributors 0.3%
SiteOne Landscape Supply, Inc.*	18,343	2,965,880
Information Technology 43.8%
IT Services 6.1%
Cloudflare, Inc. "A"*	47,913	5,735,186
Global Payments, Inc.	74,383	10,178,570
Mastercard, Inc. "A"	67,350	24,069,543
PayPal Holdings, Inc.*	42,234	4,884,362
Twilio, Inc. "A"*	43,266	7,130,670
Visa, Inc. "A" (a)	63,217	14,019,634
		66,017,965
Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc.*	108,834	11,899,909
Analog Devices, Inc.	70,189	11,593,819
Applied Materials, Inc.	91,316	12,035,449
MKS Instruments, Inc.	39,352	5,902,800
NVIDIA Corp.	147,908	40,358,177
		81,790,154
Software 19.1%
Adobe, Inc.*	41,390	18,858,112
Avalara, Inc.*	39,843	3,964,777
DocuSign, Inc.*	30,792	3,298,439
Dynatrace, Inc.*	119,638	5,634,950
Five9, Inc.*	49,825	5,500,680
Intuit, Inc.	27,497	13,221,657
Microsoft Corp.	354,532	109,305,761
salesforce.com, Inc.*	65,100	13,822,032
ServiceNow, Inc.*	30,049	16,733,988
Synopsys, Inc.*	49,700	16,563,519
		206,903,915
Technology Hardware, Storage & Peripherals 11.0%
Apple, Inc.	678,553	118,482,139
Materials 0.6%
Construction Materials
Vulcan Materials Co.	34,219	6,286,030
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	10,536	7,813,708
Prologis, Inc.	68,825	11,113,861
		18,927,569
Total Common Stocks (Cost $382,514,538)		1,067,763,027

Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (b) (c) (Cost $25,854,575)	25,854,575	25,854,575

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.28% (b) (Cost $4,902,957)	4,902,957	4,902,957

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $413,272,070)	101.8	1,098,520,559
Other Assets and Liabilities, Net	(1.8)	(18,911,270)
Net Assets	100.0	1,079,609,289
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 2.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (b) (c)
33,665,520	—	7,810,945 (d)	—	—	5,266	—	25,854,575	25,854,575
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.28% (b)
12,375,306	24,687,160	32,159,509	—	—	929	—	4,902,957	4,902,957
46,040,826	24,687,160	39,970,454	—	—	6,195	—	30,757,532	30,757,532
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $25,061,887, which is 2.3% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,067,763,027	$—	$—	$1,067,763,027
Short-Term Investments (a)	30,757,532	—	—	30,757,532
Total	$1,098,520,559	$—	$—	$1,098,520,559
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1capgro-PH1
R-080548-1 (1/23)